PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021
Shares		Fair Value
	EXCHANGE TRADED FUNDS - 57.1%
	EQUITY FUNDS - 52.2%
83,636	Direxion Daily S&P 500 Bull 3X	$ 7,104,878
11,700	iShares Core S&P 500 ETF	4,654,494
		11,759,372
	FIXED INCOME - 4.9%
21,783	Invesco Ultra Short Duration ETF	1,099,606

	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,326,230)	12,858,978

	MUTUAL FUND - 28.3%
52,893	Rydex Series Trust - Nova Fund Investor Class (Cost - $6,025,000)	6,374,091

	TOTAL INVESTMENTS - 85.4% (Cost - $18,351,230)	$ 19,233,069
	OTHER ASSETS LESS LIABILITIES - NET - 14.6%	3,288,458
	NET ASSETS - 100.0%	$ 22,521,527

ETF - Exchange Traded Fund

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021
Shares		Fair Value
	COMMON STOCK - 24.0%
	BEVERAGES- 2.6%
1,677	Coca-Cola Co.	$ 88,395
2,695	Keurig Dr Pepper, Inc.	92,627
645	PepsiCo., Inc.	91,235
		272,257
	BIOTECH & PHARMA - 3.3%
424	Eli Lilly and Company	79,212
1,328	Gilead Sciences, Inc.	85,829
525	Johnson & Johnson	86,284
2,484	Pfizer, Inc.	89,995
		341,320
	COMMERCIAL SUPPORT SERVICES - 1.9%
955	Republic Services, Inc.	94,879
773	Waste Management, Inc.	99,732
		194,611
	DIVERSIFIED INDUSTRIALS - 0.9%
483	3M Co.	93,064

	ELECTRIC UTILITIES - 3.6%
1,818	Alliant Energy Corporation	98,463
966	Duke Energy Corporation	93,248
1,487	NorthWestern Corporation	96,952
1,442	Southern Company	89,635
		378,298
	FOOD - 2.5%
1,802	Hormel Foods Corp.	86,100
965	Ingredion, Inc.	86,773
1,566	Mondelez International, Inc.	91,658
		264,531
	HEALTH CARE FACILITIES & SERVICES - 0.9%
1,626	Cardinal Health, Inc.	98,779

	HOUSEHOLD PRODUCTS - 2.6%
454	Clorox Co.	87,568
648	Kimberly-Clark Corp.	90,104
670	Procter & Gamble Company	90,738
		268,410
	LEISURE FACILITIES & SERVICES - 1.7%
400	McDonald's Corp.	89,656
830	Starbucks Corp.	90,694
		180,350
	SOFTWARE - 0.8%
361	Microsoft Corp.	85,113

	TECHNOLOGY SERVICES - 0.7%
1,099	Amdocs Ltd.	77,095
PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021
Shares		Fair Value
	TELECOMMUNICATIONS - 1.7%
1,947	BCE, Inc.	$ 87,888
1,508	Verizon Communications, Inc.	87,690
		175,578
	WHOLESALE - CONSUMER STAPLES - 0.8%
1,078	Sysco Corporation	84,882

	TOTAL COMMON STOCK (Cost - $2,257,863)	2,514,288

	EXCHANGE TRADED FUNDS - 68.7%
	EQUITY FUNDS - 48.7%
4,632	ProShares Ultra QQQ *	542,824
5,145	ProShares Ultra S&P 500	526,385
5,952	SPDR S&P 600 Small CapETF	559,369
5,129	SPDR S&P Health Care Services ETF	545,498
1,142	SPDR S&P MidCap 400 ETF Trust	543,649
6,003	SPDR S&P Oil & Gas Exploration & Production ETF	488,284
12,596	SPDR S&P Regional Banking ETF	835,619
6,095	SPDR S&P Transportation ETF	533,374
8,450	Vanguard FTSE Europe ETF	532,350
		5,107,352
	FIXED INCOME - 20.0%
20,650	Invesco Ultra Short Duration ETF	1,042,412
12,174	iShares iBoxx High Yield Corporate Bond ETF	1,061,329
		2,103,741

	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,114,593)	7,211,093

	MUTUAL FUNDS - 4.6%
27,800	Eaton Vance Floating-Rate Fund - Institutional Class	243,806
28,892	Lord Abbett Bond-Debenture Fund, Inc. - Class I	241,533
	TOTAL MUTUAL FUNDS (Cost - $490,752)	485,339

	TOTAL INVESTMENTS - 97.3% (Cost - $9,863,208)	$ 10,210,720
	OTHER ASSETS LESS LIABILITIES - NET - 2.7%	280,561
	NET ASSETS - 100.0%	$ 10,491,281

* Non-income producing security.
ETF - Exchange Traded Fund

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation - Securities listed on an exchnage are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determines, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absense of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist a third party consultant such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings to held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.
The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for the Funds' investments measured at fair value:

PSI Strategic Growth *
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 12,858,978	$ -	$ -	$ 12,858,978
Mutual Fund	6,374,091	-	-	6,374,091
Total	$ 19,233,069	$ -	$ -	$ 19,233,069

PSI Tactical Growth *
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,514,288	$ -	$ -	$ 2,514,288
Exchange Traded Funds	7,211,093	-	-	7,211,093
Mutual Funds	485,339	-	-	485,339
Total	$ 10,210,720	$ -	$ -	$ 10,210,720

The Funds did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for security classification.
PSI Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Exchange Traded Funds
The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

At March 31, 2021 the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, is as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
PSI Strategic Growth	$ 19,805,273	$ 883,421	$ (1,455,625)	$ (572,204)
PSI Tactical Growth	10,278,604	417,459	(485,343)	(67,884)